Document and Entity Information	Feb. 16, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001866692
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Registrant Name	Amplitude, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40817
Entity Tax Identification Number	45-3937349
Entity Address, Address Line One	201 Third Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	650
Local Phone Number	988-5131
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.00001 par value per share
Trading Symbol	AMPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false